Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(1)(3)	Compensation Actually Paid to Second PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income(7) (h)	Adjusted EBITDA(8) (i)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
Year (a)	($) (b)	($) (b)	($) (c)	($) (c)	($) (d)	($) (e)	($) (f)	($) (g)	($ in millions)

2025		7,457,747		10,945,526	1,472,462	1,849,271	296.94	232.81	40.5	276.5
2024		6,671,257		8,291,568	1,747,399	1,736,449	237.64	188.27	72.9	258.8
2023		6,192,009		10,544,006	1,407,163	2,492,008	214.37	161.27	18.3	245.2
2022		5,866,992		5,857,402	1,353,715	1,244,066	147.20	117.94	202.3	295.9
2021	9,311,014	3,251,529	1,083,322	4,579,554	1,857,663	3,117,325	147.48	124.48	178.3	216.0

Named Executive Officers, Footnote [Text Block]		Eric A. Vaillancourt served as Interim President and Chief Executive Officer from August 2, 2021 until November 28, 2021 and has served as President and Chief Executive Officer since November 28, 2021. Mr. Vaillancourt is identified as Second PEO in the table.
Peer Group Issuers, Footnote [Text Block]		Represents the TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period. The TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index is used in determining rTSR under our Performance Share Awards.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,472,462	$ 1,747,399	$ 1,407,163	$ 1,353,715	$ 1,857,663
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,849,271	1,736,449	2,492,008	1,244,066	3,117,325
Compensation Actually Paid vs. Total Shareholder Return		Relationship of executive Compensation Actually Paid to TSR of Enpro and of peer group
Compensation Actually Paid vs. Net Income		Relationship of executive Compensation Actually Paid to net income
Compensation Actually Paid vs. Company Selected Measure		Relationship of executive Compensation Actually Paid to adjusted EBITDA
Tabular List, Table

Performance measures used to link performance to executive compensation

We have listed below the four performance measures that represent the most important metrics we used to link Compensation Actually Paid to our NEOs for 2025:

•	Adjusted EBITDA;

•	Cash Flow ROIC;

•	rTSR; and

•	common stock trading price.

Total Shareholder Return Amount	[3]	$ 296.94	237.64	214.37	147.20	147.48
Peer Group Total Shareholder Return Amount	[4]	232.81	188.27	161.27	117.94	124.48
Net Income (Loss) Attributable to Parent	[5]	$ 40,500,000	$ 72,900,000	$ 18,300,000	$ 202,300,000	$ 178,300,000
Company Selected Measure Amount	[6]	276,500,000	258,800,000	245,200,000	295,900,000	216,000,000.0
PEO Name		Mr. Vaillancourt
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]		Adjusted EBITDA is a financial measure selected by the Compensation and Human Resources Committee for evaluating performance with respect to the annual incentive compensation plan. Adjusted EBITDA is calculated by adding interest, income tax, depreciation and amortization expenses to earnings and further adding certain selected expenses that the Compensation and Human Resources Committee believes do not reflect normal operating conditions and subtracting certain selected income items that such committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the company in its quarterly and annual earnings announcements, with additional adjustments to eliminate the impact of acquisitions and dispositions occurring during the year and certain other items and the translation impact of foreign currency exchange. Adjusted EBITDA is not a financial measure that has been prepared in conformity with GAAP. While adjusted EBITDA is one factor that we use in internal evaluations of the overall performance of our businesses, we acknowledge that there are many items that impact a company’s reported results and the adjustments reflected in adjusted EBITDA are not intended to present all items that may have impacted these results. In addition, adjusted EBITDA as calculated for this purpose is not necessarily comparable to similarly titled measures used by other companies.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		rTSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		common stock trading price
First PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	$ 0	$ 0	$ 0	$ 0	$ 9,311,014
PEO Actually Paid Compensation Amount	[2],[7]	0	0	0	0	1,083,322
Second PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[8]	7,457,747	6,671,257	6,192,009	5,866,992	3,251,529
PEO Actually Paid Compensation Amount	[2],[8]	10,945,526	$ 8,291,568	$ 10,544,006	$ 5,857,402	$ 4,579,554
Second PEO | Adjustment For Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Second PEO | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Second PEO | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Second PEO | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	(5,068,947)
Second PEO | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	5,592,697
Second PEO | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	2,370,090
Second PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]
Second PEO | Difference In Fair Values Between Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	567,448
Second PEO | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]
Second PEO | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	26,492
Second PEO | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	3,487,779
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,472,462
Non-PEO NEO Average Compensation Actually Paid Amount		1,849,271
Non-PEO NEO [Member] | Adjustment For Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Non-PEO NEO [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Non-PEO NEO [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Non-PEO NEO [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	(653,498)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	721,016
Non-PEO NEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	254,896
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]
Non-PEO NEO [Member] | Difference In Fair Values Between Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	51,809
Non-PEO NEO [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	2,587
Non-PEO NEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	$ 376,809

[1]	The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:
[2]	To calculate Compensation Actually Paid for 2025, the deductions from, and additions to, total compensation in the summary compensation table, appearing on page 39, are as follows:
[3]	Represents the company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period.
[4]	Represents the TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period. The TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index is used in determining rTSR under our Performance Share Awards.
[5]	Represents net income of Enpro and its subsidiaries on a consolidated basis, which includes the results of discontinued operations in each of the periods presented.
[6]	Adjusted EBITDA is a financial measure selected by the Compensation and Human Resources Committee for evaluating performance with respect to the annual incentive compensation plan. Adjusted EBITDA is calculated by adding interest, income tax, depreciation and amortization expenses to earnings and further adding certain selected expenses that the Compensation and Human Resources Committee believes do not reflect normal operating conditions and subtracting certain selected income items that such committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the company in its quarterly and annual earnings announcements, with additional adjustments to eliminate the impact of acquisitions and dispositions occurring during the year and certain other items and the translation impact of foreign currency exchange. Adjusted EBITDA is not a financial measure that has been prepared in conformity with GAAP. While adjusted EBITDA is one factor that we use in internal evaluations of the overall performance of our businesses, we acknowledge that there are many items that impact a company’s reported results and the adjustments reflected in adjusted EBITDA are not intended to present all items that may have impacted these results. In addition, adjusted EBITDA as calculated for this purpose is not necessarily comparable to similarly titled measures used by other companies.
[7]	Marvin A. Riley served as President and Chief Executive Officer in 2021 until August 2, 2021 and is identified as First PEO in the table.
[8]	Eric A. Vaillancourt served as Interim President and Chief Executive Officer from August 2, 2021 until November 28, 2021 and has served as President and Chief Executive Officer since November 28, 2021. Mr. Vaillancourt is identified as Second PEO in the table.
[9]	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.